Expense Example {- Fidelity Environmental Bond Fund} - 08.31 Fidelity Environmental Bond Fund AMCIZ Pro-04 - Fidelity Environmental Bond Fund	Oct. 29, 2022 USD ($)
Fidelity Environmental Bond Fund-Class A
Expense Example:
1 year	$ 466
3 years	606
5 years	758
10 years	1,201
Fidelity Environmental Bond Fund-Class M
Expense Example:
1 year	466
3 years	606
5 years	758
10 years	1,201
Fidelity Environmental Bond Fund-Class C
Expense Example:
1 year	245
3 years	449
5 years	776
10 years	1,497
Fidelity Environmental Bond Fund-Class I Advisor
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	750
Fidelity Environmental Bond Fund-Class Z
Expense Example:
1 year	37
3 years	123
5 years	219
10 years	$ 500